Equity Incentive Plans (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Incentive Plan
Deferred compensation expense	$ 3,896,799	$ 966,439
Deferred compensation liability	$ 6,014,470